Share Based Compensation - Non Vested Share Awards (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Number of shares
Non-vested, December 31, 2012	532,333
Granted	365,000
Vested	(283,163)
Non-vested, December 31, 2013	614,170
Weighted Average Grant Date Fair Value
Non-vested, December 31, 2012	$ 8.430
Granted	$ 3.651
Vested	$ 8.180
Non-vested, December 31, 2013	$ 7.091